10. COMMON STOCK (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Stock based compensation	$ 0	$ 42,257	$ 0	$ 1,052,637
Exploration
Stock based compensation	0	0	0	148,125
General and administration
Stock based compensation	$ 0	$ 42,257	$ 0	$ 904,512